Schedule of changes in contract asset balance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Revenue [abstract]
Contract asset, beginning of year	$ 2,640
Increase in contract asset recognized	3,949	7,308
Amounts invoiced included in the beginning balance	(2,640)
Amounts invoiced in the current year	(3,984)	(4,668)
Foreign exchange	35
Contract asset, end of year		$ 2,640